International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net Income (Loss)	$ 409,167	$ 411,768	$ 300,232
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	31,802	34,576	21,651
Unrealized (gain) loss on equity securities with readily determinable fair values	24	(59)	721
Stock compensation expense	214	330	449
(Decrease) increase in other liabilities	41,015	10,757	42,018
Net cash provided by operating activities	473,948	474,432	387,941
Investing activities:
Net increase in loans	(812,477)	(632,976)	(228,340)
Net cash used in investing activities	(985,063)	(1,067,206)	(992,028)
Financing activities:
Redemption of long-term debt		(25,774)
Proceeds from stock transactions	3,758	1,167	1,537
Payments of cash dividends - common	(82,078)	(78,247)	(75,375)
Purchase of treasury stock	(963)	(4,611)	(52,048)
Net cash provided by (used in) financing activities	212,709	(843,892)	(517,431)
Decrease in cash and cash equivalents	(298,406)	(1,436,666)	(1,121,518)
Cash and cash equivalents at beginning of period	651,058	2,087,724	3,209,242
Cash and cash equivalents at end of period	352,652	651,058	2,087,724
Non-cash investing activities:
Net transfers from loans to other investments	25,551
Parent Company | Reportable legal entities
Operating activities:
Net Income (Loss)	409,167	411,768	300,232
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit loss	625	500	437
Unrealized (gain) loss on equity securities with readily determinable fair values	(27)	(14)	36
Stock compensation expense	214	330	449
(Decrease) increase in other liabilities	(1,251)	4,911	1,743
Equity in undistributed net income of subsidiaries	(287,668)	(240,654)	(74,413)
Net cash provided by operating activities	121,060	176,841	228,484
Investing activities:
Net increase in loans	(24,528)	(20,170)	(32,556)
Increase in other assets and other investments	(56,575)	(33,285)	(43,343)
Net cash used in investing activities	(81,103)	(53,455)	(75,899)
Financing activities:
Redemption of long-term debt		(25,774)
Proceeds from stock transactions	3,758	1,167	1,537
Payments of cash dividends - common	(82,078)	(78,247)	(75,375)
Purchase of treasury stock	(963)	(4,611)	(52,048)
Net cash provided by (used in) financing activities	(79,283)	(107,465)	(125,886)
Decrease in cash and cash equivalents	(39,326)	15,921	26,699
Cash and cash equivalents at beginning of period	105,184	89,263	62,564
Cash and cash equivalents at end of period	65,858	$ 105,184	$ 89,263
Non-cash investing activities:
Net transfers from loans to other investments	$ 25,551